Schedule of Operating Expenses (Details) (Parenthetical) - Unfunded Plan [Member] - Other Benefit Plans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Sublease			$ 214
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	33	33	195
Other Employees Compensation [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 15	$ 9	$ 25